Nuveen Kansas Municipal Bond Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Consumer Staples – 4.4%
$1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34	9/19 at 100.00	B-	$1,001,490
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28	9/19 at 100.00	B2	1,013,970
1,535	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	9/19 at 100.00	Ba1	1,561,248
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	604,665
1,020	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/19 at 100.00	N/R	1,020,031
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	9/19 at 100.00	B+	1,500,345
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/19 at 100.00	BB-	750,968
910	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	990,244
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	655,925
320	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	358,419
2,510	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,489,669
11,670	Total Consumer Staples			11,946,974
	Education and Civic Organizations – 3.9%
675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	Aa2	689,884
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa3	278,232
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,801,270
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,138,760
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	9/19 at 100.00	BBB	1,014,930
1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	1,041,370

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	$3,695,851
9,750	Total Education and Civic Organizations			10,660,297
	Financials – 0.5%
1,020	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,419,932
	Health Care – 10.3%
385	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	474,097
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,075	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,235,863
400	5.000%, 12/01/41	12/26 at 100.00	Baa3	455,628
875	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	1,056,536
5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	AA-	5,082,250
3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	3,745,500
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,174,580
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
135	5.000%, 1/01/23	1/20 at 100.00	AA-	136,719
197	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA-	199,106
1,520	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 13.763%, 1/01/40, 144A (IF)	1/20 at 100.00	AA-	1,593,872
5,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A	5,999,000
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc, Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	AA-	3,298,980
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,308,560
25,302	Total Health Care			27,760,691
	Industrials – 1.7%
425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB-	434,006
360	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB-	363,582
1,415	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,482,637

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	$1,096,880
205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	220,203
530	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	9/19 at 105.00	B+	557,125
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Series 2014-1, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	483,194
4,370	Total Industrials			4,637,627
	Long-Term Care – 3.5%
2,500	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A, 5.250%, 11/15/53	11/23 at 103.75	N/R	2,668,575
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc, Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	BBB	3,190,219
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,937,277
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	706,429
9,005	Total Long-Term Care			9,502,500
	Tax Obligation/General – 15.5%
	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A:
1,120	4.000%, 9/01/33 – BAM Insured	9/28 at 100.00	AA	1,296,792
1,150	4.000%, 9/01/34 – BAM Insured	9/28 at 100.00	AA	1,326,985
565	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvement Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	640,439
1,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A, 4.000%, 9/01/35 – BAM Insured	9/26 at 100.00	AA	1,129,770
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,518,357
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,226,940
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,513,368
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,786,838
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,508,350
500	Johnson County, Kansas, General Obligation Bonds, General Improvement Series 2016A, 5.000%, 9/01/24	No Opt. Call	AAA	596,235
3,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	Aa3	3,243,990

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A, 5.000%, 9/01/34	9/27 at 100.00	Aa3	$1,242,090
	Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A:
365	4.000%, 9/01/37	9/26 at 100.00	Aa3	411,063
2,155	4.000%, 9/01/38	9/26 at 100.00	Aa3	2,422,004
2,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured	7/21 at 100.00	AA	2,463,211
4,715	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	4,962,302
1,130	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29	9/26 at 100.00	Aa2	1,319,761
500	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22	No Opt. Call	Aa2	528,050
2,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40	10/26 at 100.00	Aa3	2,393,560
2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (AMT)	12/25 at 100.00	AA+	2,357,200
	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A:
1,240	5.000%, 9/01/39	9/28 at 100.00	AA-	1,549,529
1,000	5.000%, 9/01/40	9/28 at 100.00	AA-	1,246,600
1,000	4.000%, 9/01/48	9/28 at 100.00	AA-	1,133,090
1,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37	9/26 at 100.00	AA-	1,132,210
36,975	Total Tax Obligation/General			41,948,734
	Tax Obligation/Limited – 22.9%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
1,380	5.000%, 6/01/29 – AGM Insured	6/27 at 100.00	AA	1,720,529
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,843,803
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,625,804
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,131,010
2,000	5.000%, 11/15/39	11/25 at 100.00	BB	2,240,760
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/23	1/22 at 100.00	BB	1,066,640
500	5.000%, 1/01/31	1/22 at 100.00	BB	528,705
875	5.125%, 1/01/42	1/22 at 100.00	BB	920,824
1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	2,001,164
990	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.500%, 11/01/40	5/21 at 100.00	BB	1,062,874

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$1,000	5.000%, 12/01/24	No Opt. Call	BB	$1,141,890
2,000	5.000%, 12/01/25	No Opt. Call	BB	2,332,300
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,163,360
1,000	5.000%, 12/01/32	12/26 at 100.00	BB	1,156,430
2,275	5.000%, 12/01/33	12/26 at 100.00	BB	2,625,350
4,250	5.000%, 12/01/46	12/26 at 100.00	BB	4,793,490
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB	923,680
2,630	Johnson County Community College, Kansas, Certificates of Participation, Series 2017, 4.000%, 10/01/28	10/26 at 100.00	Aa1	3,089,908
	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,358,584
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,049,917
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,029,530
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,257,527
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,311,008
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	AA	1,800,540
2,240	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/33	9/27 at 100.00	AA	2,823,139
360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	6/20 at 100.00	BBB	366,214
5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	9/19 at 100.00	BB+	5,009,100
1,625	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,654,705
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
200	5.250%, 12/15/29	12/22 at 100.00	N/R	130,000
200	6.100%, 12/15/34	12/22 at 100.00	N/R	130,000
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,332,000
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
410	2.910%, 7/01/27	No Opt. Call	C	380,275
295	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	319,644
430	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	465,819
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	C	1,108,260

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	$2,191,900
1,960	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Apartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	2,063,801
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A+	1,622,094
1,260	5.000%, 12/01/26	12/24 at 100.00	A+	1,490,404
305	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	337,806
495	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999, 0.000%, 12/01/27 – MBIA Insured	No Opt. Call	N/R	375,685
57,680	Total Tax Obligation/Limited			61,976,473
	Transportation – 6.6%
1,155	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,276,240
1,950	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	BBB+	2,279,804
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,139,610
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	2,438,840
1,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/38	9/29 at 100.00	Aa2	1,424,511
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (AMT)	9/26 at 100.00	BBB+	114,112
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc., John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	1,807,368
2,155	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,276,478
1,515	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	1,695,406
2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	2,307,100
945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,037,402
15,625	Total Transportation			17,796,871
	U.S. Guaranteed – 10.9% (4)
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A	2,259,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$935	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvement Series 2013A, 5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	$1,073,343
1,115	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R	1,127,789
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
8,460	5.750%, 11/15/38 (Pre-refunded 11/15/19) (UB)	11/19 at 100.00	AA	8,537,747
190	5.750%, 11/15/38 (Pre-refunded 11/15/19) (UB) (5)	11/19 at 100.00	N/R	191,670
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
865	5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R	875,440
1,318	5.000%, 1/01/40 (Pre-refunded 1/01/20) (UB)	1/20 at 100.00	N/R	1,334,310
230	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 13.763%, 1/01/40 (Pre-refunded 1/01/20), 144A (IF)	1/20 at 100.00	N/R	241,178
3,010	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R	3,076,762
2,575	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	A3	2,698,136
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA-	1,120,180
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R	4,332,200
2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA-	2,507,350
28,198	Total U.S. Guaranteed			29,375,365
	Utilities – 13.2%
1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (6)	No Opt. Call	N/R	1,096,556
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42, 144A	6/25 at 100.00	BBB+	1,715,655
3,750	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/40	10/27 at 100.00	BBB	4,338,712
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,521,011
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,156,670
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,155,530
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
1,000	5.000%, 4/01/33 – BAM Insured	4/26 at 100.00	AA	1,195,220
1,000	5.000%, 4/01/34 – BAM Insured	4/26 at 100.00	AA	1,190,530
1,000	5.000%, 4/01/35 – BAM Insured	4/26 at 100.00	AA	1,184,290

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	$1,738,470
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,536,816
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,393,043
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	873,750
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (6)	No Opt. Call	N/R	449,981
480	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	9/19 at 100.00	AA	491,736
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
2,480	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	2,748,658
1,065	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	1,192,055
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	9/19 at 100.00	Caa2	1,479,363
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	2,198,300
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A	2,623,703
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A	1,644,369
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A	2,756,075
32,460	Total Utilities			35,680,493
	Water and Sewer – 4.7%
130	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	139,511
100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	111,269
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,750	5.000%, 7/01/28	7/23 at 100.00	A-	1,936,008
500	5.250%, 7/01/33	7/23 at 100.00	A-	552,885
2,000	5.500%, 7/01/43	7/23 at 100.00	A-	2,216,160
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
370	5.000%, 7/01/36	7/26 at 100.00	A-	426,632
2,580	5.000%, 1/01/46	7/26 at 100.00	A-	2,935,137

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
$475	3.000%, 10/01/28 (WI/DD, Settling 9/11/19)	10/26 at 100.00	Aa3	$517,688
355	3.000%, 10/01/29 (WI/DD, Settling 9/11/19)	10/26 at 100.00	Aa3	384,071
780	3.000%, 10/01/30 (WI/DD, Settling 9/11/19)	10/26 at 100.00	Aa3	838,219
580	3.000%, 10/01/31 (WI/DD, Settling 9/11/19)	10/26 at 100.00	Aa3	620,623
2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA-	2,151,340
11,620	Total Water and Sewer			12,829,543
$243,675	Total Long-Term Investments (cost $254,010,859)			265,535,500
	Floating Rate Obligations – (2.8)%			(7,620,000)
	Other Assets Less Liabilities – 4.7%			12,861,168
	Net Assets – 100%			$270,776,668
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$265,535,500	$ —	$265,535,500

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 107.1%
	MUNICIPAL BONDS – 107.1%
	Education and Civic Organizations – 14.3%
$155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$167,447
50	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	A1	51,053
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,500	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,782,450
3,750	5.000%, 1/01/45	7/25 at 100.00	BBB+	4,159,387
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (AMT)	No Opt. Call	A	979,299
700	5.000%, 6/01/23 (AMT)	No Opt. Call	A	782,278
400	5.000%, 6/01/24 (AMT)	No Opt. Call	A	458,044
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A:
1,000	5.000%, 6/01/28 (AMT)	No Opt. Call	A	1,229,620
700	5.000%, 6/01/29 (AMT)	No Opt. Call	A	869,729
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	1,994,006
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,324,466
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,337,276
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,275,918
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,794,520
4,535	University of Kentucky, General Receipts Bonds, Refunding Series 2018A, 4.000%, 10/01/32	4/26 at 100.00	AA	5,178,426
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,389,860
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	297,490
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	A+	155,648
2,005	5.000%, 9/01/26	9/21 at 100.00	A+	2,146,633
1,200	5.000%, 9/01/27	9/21 at 100.00	A+	1,284,276
1,910	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	A+	2,045,304

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2016C, 4.000%, 9/01/28	3/26 at 100.00	A+	$2,858,575
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2016D:
1,155	5.000%, 3/01/31	9/26 at 100.00	A+	1,410,786
3,450	5.000%, 3/01/32	9/26 at 100.00	A+	4,192,854
	Western Kentucky University, General Receipts Revenue Bonds, Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,253,932
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,407,462
44,020	Total Education and Civic Organizations			50,826,739
	Health Care – 16.0%
	Glasgow, Kentucky, Healthcare Revenue Bonds, TJ Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB-	105,329
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB-	2,137,740
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB-	3,527,765
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc, Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,462,800
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
3,500	5.000%, 8/15/42	8/21 at 100.00	A	3,693,585
3,645	5.250%, 8/15/46	8/21 at 100.00	A	3,858,196
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/41	8/27 at 100.00	A	3,527,400
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	Baa3	588,210
	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	123,805
100	5.000%, 8/01/38	8/29 at 100.00	BBB+	123,465
2,500	5.000%, 8/01/44	8/29 at 100.00	BBB+	3,048,925
7,000	5.000%, 8/01/49	8/29 at 100.00	BBB+	8,516,550
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Ba2	2,247,940
7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	7,954,050
3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,571,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
$1,980	5.000%, 10/01/33	10/22 at 100.00	A+	$2,171,288
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,181,300
50,485	Total Health Care			56,840,065
	Housing/Multifamily – 0.3%
1,075	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/23)	12/19 at 100.00	N/R	1,076,634
	Housing/Single Family – 0.3%
	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	153,870
485	3.000%, 7/01/21	No Opt. Call	AAA	501,873
510	3.100%, 7/01/22	7/21 at 100.00	AAA	528,875
1,145	Total Housing/Single Family			1,184,618
	Tax Obligation/Limited – 29.3%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,475,500
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	2,090,299
1,820	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,817,161
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
8,500	5.000%, 9/01/43	9/28 at 100.00	A2	10,384,365
10,400	5.000%, 9/01/48	9/28 at 100.00	A2	12,622,688
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Subordinate Series 2018B:
1,050	5.000%, 9/01/24	No Opt. Call	A3	1,217,118
1,435	5.000%, 9/01/25	No Opt. Call	A3	1,702,211
1,485	5.000%, 9/01/26	No Opt. Call	A3	1,797,296
555	5.000%, 9/01/28	No Opt. Call	A3	696,581
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A:
13,650	4.000%, 12/01/41 – AGM Insured (UB) (4)	12/27 at 100.00	AA	15,134,438
4,100	5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	4,872,440
4,985	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/24	No Opt. Call	A1	5,865,650

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
$7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	$8,441,090
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	7,128,300
2,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/30	5/28 at 100.00	A1	3,108,125
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
1,250	5.000%, 7/01/30	7/22 at 100.00	Aa3	1,371,388
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa3	7,390,612
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	Aa3	6,244,300
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	Aa3	2,372,202
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	Aa3	671,072
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	Aa3	608,315
3,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	A1	3,175,590
3,520	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	3,768,019
88,980	Total Tax Obligation/Limited			103,954,760
	Transportation – 10.6%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A1	1,960,643
1,855	5.000%, 1/01/30	1/26 at 100.00	A1	2,247,889
1,750	5.000%, 1/01/31	1/26 at 100.00	A1	2,107,297
2,730	5.000%, 1/01/33	1/26 at 100.00	A1	3,266,800
4,320	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49	1/29 at 100.00	A1	5,336,539
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B:
2,000	0.000%, 7/01/23	No Opt. Call	Baa3	1,814,580
700	0.000%, 7/01/32	7/28 at 76.98	Baa3	397,397
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
250	5.750%, 7/01/49	7/23 at 100.00	Baa3	282,478
11,500	6.000%, 7/01/53	7/23 at 100.00	Baa3	13,130,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
$1,215	5.000%, 7/01/29 (AMT)	7/22 at 100.00	AA	$1,326,282
1,100	5.000%, 7/01/31 (AMT)	7/22 at 100.00	AA	1,197,559
1,000	5.000%, 7/01/38	7/22 at 100.00	AA	1,088,980
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (AMT)	7/24 at 100.00	A+	1,785,995
1,500	5.000%, 7/01/32 (AMT)	7/24 at 100.00	A+	1,719,075
33,110	Total Transportation			37,662,214
	U.S. Guaranteed – 12.4% (5)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	4,048,873
165	6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	171,270
5,150	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	5,350,026
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2008-A2:
3,505	0.000%, 12/01/22 – AGC Insured (ETM)	No Opt. Call	AA	3,366,237
3,750	0.000%, 12/01/23 – AGC Insured (ETM)	No Opt. Call	AA	3,549,450
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	11,274,200
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	3,010,398
500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	554,675
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+	3,653,527
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26 (Pre-refunded 11/01/22)	11/22 at 100.00	A+	8,947,200
41,065	Total U.S. Guaranteed			43,925,856
	Utilities – 10.1%
3,375	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26 (AMT)	12/23 at 100.00	A1	3,616,110
440	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	443,247
3,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.850%, 10/01/33 (Mandatory Put 4/01/21)	No Opt. Call	A1	3,029,370
4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	9/19 at 100.00	A	4,756,685

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,315	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	A	$5,331,370
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,388,020
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	10/19 at 100.00	AA	2,956,839
5	5.250%, 10/01/35 – AGC Insured	9/19 at 100.00	AA	5,011
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	241,945
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,173,900
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,289,926
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,906,753
4,250	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A3	4,679,930
2,840	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	3,183,896
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	418,422
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	469,257
33,655	Total Utilities			35,890,681
	Water and Sewer – 13.8%
5,705	Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019, 4.000%, 6/01/49 – AGM Insured	6/26 at 100.00	AA	6,224,269
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	14.137%, 2/01/25, 144A (IF) (4)	No Opt. Call	AAA	2,425,295
1,070	14.160%, 2/01/26, 144A (IF) (4)	2/25 at 100.00	AAA	1,950,332
2,525	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	3,122,945
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A:
4,265	5.000%, 2/01/30 (UB) (4)	2/28 at 100.00	AAA	5,507,864
5,000	5.000%, 2/01/31 (UB) (4)	2/28 at 100.00	AAA	6,423,400
60	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	9/19 at 100.00	A+	60,195
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,113,875
3,730	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%, 5/15/37	5/28 at 100.00	AA	4,296,960
1,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%, 5/15/36	5/23 at 100.00	AA	1,078,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A:
$795	5.000%, 5/15/27	11/24 at 100.00	AA	$949,421
1,785	4.000%, 5/15/40	11/24 at 100.00	AA	1,957,431
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa2	2,938,368
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa2	3,812,451
40,950	Total Water and Sewer			48,861,586
$334,485	Total Long-Term Investments (cost $354,125,654)			380,223,153
	Floating Rate Obligations – (8.4)%			(29,845,000)
	Other Assets Less Liabilities – 1.3%			4,561,736
	Net Assets – 100%			$354,939,889
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$380,223,153	$ —	$380,223,153

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.1%
	MUNICIPAL BONDS – 102.1%
	Consumer Staples – 1.9%
$3,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	9/19 at 100.00	B-	$3,045,210
2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	9/19 at 100.00	B2	2,236,951
5,245	Total Consumer Staples			5,282,161
	Education and Civic Organizations – 26.1%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,743,988
	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2019:
1,165	5.000%, 10/01/33	10/29 at 100.00	Aa3	1,511,960
2,020	5.000%, 10/01/34	10/29 at 100.00	Aa3	2,612,042
3,835	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	4,313,455
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,695	5.000%, 10/01/34	10/26 at 100.00	A+	3,238,662
2,000	5.000%, 10/01/41	10/26 at 100.00	A+	2,368,520
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	412,598
	Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250	5.000%, 12/01/30	12/24 at 100.00	A+	293,703
250	5.000%, 12/01/32	12/24 at 100.00	A+	293,058
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BB	1,009,690
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BB+	535,010
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	B	816,695
1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA	1,015,350
4,670	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA	5,486,269
1,835	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	2,288,924
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,131,596

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Northern Michigan University, General Revenue Bonds, Series 2018A:
$500	5.000%, 12/01/32	6/28 at 100.00	A1	$628,670
400	5.000%, 12/01/34	6/28 at 100.00	A1	499,364
3,250	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	3,818,392
3,000	Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%, 3/01/50 (WI/DD, Settling 9/12/19)	3/29 at 100.00	A1	3,673,620
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	612,546
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
5,000	4.000%, 4/01/26	No Opt. Call	AAA	5,935,300
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,249,460
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,482,811
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,728,940
3,345	5.000%, 4/01/47	4/27 at 100.00	AAA	4,087,891
2,800	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	3,421,852
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,482,640
	University of Michigan, General Revenue Bonds, Series 2015:
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,749,952
800	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	959,864
3,115	Walled Lake Consolidated School District, 5.000%, 5/01/44	5/29 at 100.00	Aa1	3,906,459
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	Aa3	761,404
59,520	Total Education and Civic Organizations			71,070,685
	Health Care – 11.2%
1,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA-	1,069,890
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,284,984
365	5.000%, 1/15/42	1/22 at 100.00	AA	387,330
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	835,344
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,792,193
3,085	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	3,433,636
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,124,506
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	1,432,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$7,500	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/47	12/22 at 100.00	AA-	$8,215,275
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A+	1,859,545
1,250	5.000%, 11/01/42	11/22 at 100.00	A+	1,364,250
2,295	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39	12/21 at 100.00	AA-	2,465,404
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	2,163,340
27,480	Total Health Care			30,428,572
	Tax Obligation/General – 25.9%
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	755,426
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,638,414
2,590	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	3,101,292
1,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligation Bonds, Refunding & School Building & Site Series 2018, 5.000%, 5/01/36	5/28 at 100.00	Aa1	1,250,350
	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligation Bonds, Refunding & School Building & Site Series 2019:
875	5.000%, 5/01/41	5/29 at 100.00	Aa1	1,096,961
1,310	5.000%, 5/01/43	5/29 at 100.00	Aa1	1,632,286
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,725,721
290	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – BHAC Insured	No Opt. Call	AA+	328,732
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/39	5/27 at 100.00	AA	2,422,780
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,295,184
2,055	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	2,455,150
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,269,710
1,500	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,871,370
1,250	5.000%, 11/01/42 – AGM Insured	5/29 at 100.00	AA	1,556,562
1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA	1,134,645

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, School Building & Site Series 2018, 5.000%, 5/01/42	5/28 at 100.00	Aa1	$3,664,350
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,408,632
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
500	5.000%, 4/01/26	No Opt. Call	AA+	617,700
500	5.000%, 4/01/31	4/27 at 100.00	AA+	620,780
	Kent County, Michigan, General Obligation Bonds, Limited Tax Refunding Series 2019:
500	4.000%, 12/01/29 (WI/DD, Settling 9/04/19)	No Opt. Call	AAA	622,910
955	4.000%, 12/01/30 (WI/DD, Settling 9/04/19)	No Opt. Call	AAA	1,202,517
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,268,350
	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015:
1,500	5.000%, 1/01/31	1/25 at 100.00	AAA	1,784,325
2,000	5.000%, 1/01/37	1/25 at 100.00	AAA	2,352,060
1,750	Lakeview School District, Calhoun County, Michigan, General Obligation Bonds, School Building & Site Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AA	2,071,020
185	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Series 2017, 5.000%, 5/01/31	11/27 at 100.00	AA	233,137
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
230	4.000%, 5/01/25	No Opt. Call	AA	264,507
375	4.000%, 5/01/28	5/27 at 100.00	AA	440,921
550	4.000%, 5/01/29	5/27 at 100.00	AA	642,923
265	4.000%, 5/01/31	5/27 at 100.00	AA	304,549
215	4.000%, 5/01/32	5/27 at 100.00	AA	246,136
1,000	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,232,560
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,088,600
2,500	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2016A, 5.000%, 5/01/25	No Opt. Call	Aa1	3,038,700
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	658,009
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,538,209
1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,124,156
3,120	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46	5/29 at 100.00	AA	3,858,254

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	$639,060
1,095	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,346,719
1,915	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,212,074
4,000	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa2	4,980,680
3,150	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	3,566,871
59,180	Total Tax Obligation/General			70,563,292
	Tax Obligation/Limited – 11.8%
2,935	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,296,797
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,109,500
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
825	5.000%, 10/01/19	No Opt. Call	AA-	827,277
4,070	5.000%, 10/01/39	10/24 at 100.00	AA-	4,709,316
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,374,800
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I:
1,540	5.000%, 4/15/36	10/26 at 100.00	Aa2	1,873,980
3,450	5.000%, 4/15/41	10/26 at 100.00	Aa2	4,141,897
1,000	5.000%, 10/15/46	10/26 at 100.00	Aa2	1,185,740
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,093,937
700	5.000%, 11/15/36	11/21 at 100.00	AA+	752,703
685	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	770,104
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,787,160
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,530	4.500%, 7/01/34	7/25 at 100.00	N/R	5,919,644
2,201	4.550%, 7/01/40	7/28 at 100.00	N/R	2,271,850
28,451	Total Tax Obligation/Limited			32,114,705
	Transportation – 3.1%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A	1,080,000

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A	$1,513,175
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A	2,212,680
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,103,330
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36	12/28 at 100.00	A	2,509,740
7,250	Total Transportation			8,418,925
	U.S. Guaranteed – 4.4% (5)
450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA	463,225
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,314,220
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	10,859
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	408,274
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,794,600
500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	521,275
3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	3,329,997
150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA	151,484
11,775	Total U.S. Guaranteed			11,993,934
	Utilities – 7.8%
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	1,997,231
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,565,725
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,249,060
525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	7/21 at 100.00	AA-	560,165
3,335	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	4,157,178
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF0394:
250	14.245%, 7/01/37, 144A (IF) (4)	7/21 at 100.00		316,955
800	14.245%, 7/01/37, 144A (IF) (4)	7/21 at 100.00		1,014,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
$1,000	5.000%, 7/01/29	7/26 at 100.00	AA-	$1,217,280
1,230	5.000%, 7/01/32	7/26 at 100.00	AA-	1,479,013
1,000	5.000%, 7/01/33	7/26 at 100.00	AA-	1,198,800
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,181,200
2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,094,780
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,162,760
18,265	Total Utilities			21,194,403
	Water and Sewer – 9.9%
850	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,019,516
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	Aa1	1,724,115
800	5.000%, 1/01/39	1/24 at 100.00	Aa1	925,288
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	Aa1	390,194
2,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Refunding Series 2010, 5.000%, 1/01/24	No Opt. Call	Aa1	2,327,380
1,655	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	Aa1	2,014,549
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,474,287
1,500	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018, 5.000%, 1/01/43	1/28 at 100.00	AA	1,826,115
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,165,260
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,163,140
2,685	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2016B, 5.000%, 10/01/25	No Opt. Call	AAA	3,315,062
1,800	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2018B, 5.000%, 10/01/39	10/28 at 100.00	AAA	2,286,918
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,724,955
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,396,839

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	$3,527,040
245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	9/19 at 100.00	AAA	245,698
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	536,515
22,855	Total Water and Sewer			27,062,871
$240,021	Total Long-Term Investments (cost $259,794,237)			278,129,548
	Floating Rate Obligations – (1.7)%			(4,700,000)
	Other Assets Less Liabilities – (0.4)%			(1,143,756)
	Net Assets – 100%			$272,285,792
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$278,129,548	$ —	$278,129,548

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%
	MUNICIPAL BONDS – 98.5%
	Consumer Staples – 2.4%
$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (AMT)	9/19 at 100.00	AA-	$3,007,410
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	11,430,208
11,840	Total Consumer Staples			14,437,618
	Education and Civic Organizations – 13.1%
1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,331,688
1,000	Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A, 4.000%, 10/01/38	10/28 at 100.00	A+	1,128,990
1,055	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding Series 2019, 5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,278,175
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,156,251
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,390,700
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,280,410
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
2,295	4.000%, 10/01/34	10/29 at 100.00	A	2,636,221
2,510	4.000%, 10/01/36	10/29 at 100.00	A	2,864,512
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
575	3.500%, 10/01/22	No Opt. Call	BBB-	593,320
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,679,588
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,569,167
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A-	4,182,270
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A-	4,080,536
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,124,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
$3,700	5.000%, 10/01/38	10/25 at 100.00	AA-	$4,364,668
7,920	4.000%, 10/01/42	10/25 at 100.00	AA-	8,660,837
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	677,550
5,690	5.000%, 10/01/42	4/27 at 100.00	AA-	6,831,528
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A:
3,390	5.000%, 10/01/46	4/29 at 100.00	AA-	4,199,668
6,665	4.000%, 10/01/48	4/29 at 100.00	AA-	7,504,923
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AA+	7,111,764
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa1	1,219,379
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36	4/27 at 100.00	AA	1,840,979
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	9/19 at 100.00	N/R	1,000,130
1,000	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	1,025,790
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	909,527
69,075	Total Education and Civic Organizations			77,642,921
	Financials – 0.5%
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
458	0.000%, 8/01/41 (4)	No Opt. Call	N/R	62,933
1,390	0.000%, 8/01/41 (4)	No Opt. Call	N/R	1,011,203
696	0.000%, 8/01/42 (4)	No Opt. Call	N/R	95,718
2,114	0.000%, 8/01/42 (4)	No Opt. Call	N/R	1,537,937
4,658	Total Financials			2,707,791
	Health Care – 23.8%
675	Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B, 3.650%, 7/01/27	7/23 at 100.00	N/R	700,940
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	A-	1,581,440
1,000	5.000%, 8/01/30	8/26 at 100.00	A-	1,082,140

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
$530	3.375%, 6/01/28	6/22 at 100.00	AA	$553,097
4,000	5.000%, 6/01/33	6/22 at 100.00	AA	4,347,960
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA	2,358,560
1,470	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,701,305
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325	5.000%, 3/01/31	3/27 at 100.00	BBB-	1,564,401
1,210	5.000%, 3/01/32	3/27 at 100.00	BBB-	1,421,968
1,645	5.000%, 3/01/36	3/27 at 100.00	BBB-	1,913,365
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc, Series 2017B:
660	4.300%, 12/01/33	12/25 at 100.00	N/R	701,969
385	4.500%, 12/01/35	12/25 at 100.00	N/R	409,486
655	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc., Series 2017B, 4.400%, 12/01/34	12/25 at 100.00	N/R	696,389
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Series 2017C:
700	4.400%, 12/01/35	12/25 at 100.00	N/R	739,403
1,000	4.500%, 12/01/36	12/25 at 100.00	N/R	1,056,180
270	4.600%, 12/01/37	12/25 at 100.00	N/R	284,629
	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB-	1,122,240
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB-	1,002,090
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170	4.000%, 10/01/31	10/27 at 100.00	A-	1,303,649
1,220	4.000%, 10/01/32	10/27 at 100.00	A-	1,353,114
2,450	5.000%, 10/01/47	10/27 at 100.00	A-	2,855,843
800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	A	841,440
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	1,763,128
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016:
1,060	4.000%, 11/15/33	5/26 at 100.00	A+	1,177,035
4,030	5.000%, 11/15/34	5/26 at 100.00	A+	4,812,021
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	5,164,372

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%, 11/15/43	5/28 at 100.00	A+	$1,207,780
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,110,660
5,890	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	6,360,434
9,125	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2018D, 4.000%, 1/01/58 (Mandatory Put 1/01/48)	1/28 at 100.00	AA	10,046,351
2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa2	2,241,065
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,450	5.000%, 11/15/44	11/23 at 100.00	A2	1,595,218
2,980	5.000%, 11/15/48	11/23 at 100.00	A2	3,273,441
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,602,094
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,760,912
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49	5/29 at 100.00	A2	3,360,780
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012:
1,000	3.875%, 2/15/32	2/22 at 100.00	AA-	1,042,440
3,035	5.000%, 2/15/37	2/22 at 100.00	AA-	3,254,036
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F:
845	5.000%, 11/15/45	11/24 at 100.00	AA-	964,627
2,300	4.250%, 11/15/48	11/24 at 100.00	AA-	2,498,099
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,000	4.000%, 11/15/36	11/27 at 100.00	AA-	1,130,480
2,160	4.000%, 11/15/37	11/27 at 100.00	AA-	2,434,579
5,295	4.000%, 11/15/47	11/27 at 100.00	AA-	5,828,736
2,750	5.000%, 11/15/47	11/27 at 100.00	AA-	3,300,632
1,330	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30	12/28 at 100.00	AA-	1,720,834
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	AA-	1,152,260
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,153,560

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B:
$500	3.500%, 12/01/32	6/25 at 100.00	A+	$535,865
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,357,340
500	3.625%, 12/01/34	6/25 at 100.00	A+	537,610
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2019:
1,100	4.000%, 12/01/35	6/29 at 100.00	A+	1,269,499
2,000	4.000%, 12/01/37	6/29 at 100.00	A+	2,289,280
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	2,307,020
1,000	4.000%, 6/01/32	6/24 at 100.00	AA-	1,086,360
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,000	4.000%, 6/01/48	6/28 at 100.00	AA-	1,111,720
1,500	5.000%, 6/01/48	6/28 at 100.00	AA-	1,799,970
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A:
550	5.250%, 11/15/25	11/20 at 100.00	A+	575,229
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,639,720
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,034,290
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,322,920
2,940	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	3,165,939
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A2	2,901,267
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	3,814,009
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830	5.000%, 11/15/28	11/25 at 100.00	N/R	955,612
1,750	4.000%, 11/15/36	11/25 at 100.00	N/R	1,830,080
3,000	5.000%, 11/15/46	11/25 at 100.00	N/R	3,326,160
1,220	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,404,818
127,105	Total Health Care			140,811,890
	Housing/Multifamily – 0.4%
1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aa1	1,301,584

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	$1,076,920
2,290	Total Housing/Multifamily			2,378,504
	Housing/Single Family – 0.4%
1,550	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	1,695,266
480	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	519,350
2,030	Total Housing/Single Family			2,214,616
	Long-Term Care – 5.4%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	3,179,446
750	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	9/19 at 100.00	N/R	750,308
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	1,033,551
2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	8/24 at 100.00	BB+	2,212,220
1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB	1,645,605
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB	1,079,868
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB	2,895,227
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB	1,636,050
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
1,000	5.000%, 2/01/36	2/26 at 100.00	BBB	1,142,260
1,000	5.000%, 2/01/46	2/26 at 100.00	BBB	1,126,120
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B:
700	5.000%, 2/01/34	2/26 at 100.00	BBB	802,760
3,350	5.000%, 2/01/46	2/26 at 100.00	BBB	3,772,502
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	1,692,150
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	9/22 at 100.00	BB+	591,371
2,615	5.000%, 9/01/42	9/22 at 100.00	BB+	2,781,314
2,570	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	2,897,572

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	$1,141,180
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.125%, 9/01/48	9/25 at 103.00	BB+	1,143,820
350	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	378,564
29,295	Total Long-Term Care			31,901,888
	Tax Obligation/General – 13.9%
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
930	5.000%, 3/01/29	3/21 at 100.00	N/R	984,089
190	5.000%, 3/01/29	3/21 at 100.00	AA-	200,306
1,035	5.000%, 3/01/30	3/21 at 100.00	N/R	1,095,506
210	5.000%, 3/01/30	3/21 at 100.00	AA-	221,390
840	4.750%, 3/01/31	3/21 at 100.00	N/R	886,007
170	4.750%, 3/01/31	3/21 at 100.00	AA-	178,675
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,154,900
	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014:
960	5.000%, 3/01/33	3/22 at 100.00	N/R	1,049,290
40	5.000%, 3/01/33	3/22 at 100.00	AA-	43,612
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,996,140
3,665	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018, 4.000%, 3/01/36	3/26 at 100.00	AA	4,106,742
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,276,740
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,317,192
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,340,020
1,225	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36	3/26 at 100.00	Aa1	1,475,794
	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2017:
1,000	4.000%, 3/01/34	3/27 at 100.00	AA+	1,156,620
1,100	4.000%, 3/01/35	3/27 at 100.00	AA+	1,268,751
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,670,235
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,111,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,800	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	$2,210,472
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,245,980
1,950	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32	3/27 at 100.00	AA+	2,501,011
	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010:
270	5.000%, 3/01/27	3/20 at 100.00	N/R	275,297
1,045	5.000%, 3/01/27	3/20 at 100.00	AA+	1,065,555
1,435	Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37	3/27 at 100.00	Aa1	1,629,385
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,155,790
	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A:
1,000	5.000%, 3/01/36	3/29 at 100.00	AA+	1,290,140
1,000	5.000%, 3/01/38	3/29 at 100.00	AA+	1,280,100
1,000	5.000%, 3/01/39	3/29 at 100.00	AA+	1,274,810
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	528,850
1,140	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37	3/29 at 100.00	AA+	1,531,157
1,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Series 2019, 5.500%, 3/01/39	3/29 at 100.00	AA+	1,331,540
2,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	2,319,480
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,404,800
	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510	4.000%, 2/01/36	2/28 at 100.00	AA	1,745,530
1,000	4.000%, 2/01/37	2/28 at 100.00	AA	1,151,800
600	Maplewood Richmond Heights School District, St Louis County, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/27 at 100.00	AA-	700,260
	Marion County School District 60 Hannibal, Ralls and Marion County, Missouri, General Obligation Bonds, Series 2019:
1,050	5.000%, 3/01/31	3/24 at 100.00	AA+	1,217,223
2,000	5.000%, 3/01/39	3/24 at 100.00	AA+	2,284,020
	Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
570	4.000%, 3/01/31	3/26 at 100.00	A+	642,960
325	5.000%, 3/01/34	3/26 at 100.00	A+	387,143
685	5.000%, 3/01/35	3/26 at 100.00	A+	814,027

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	$553,220
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,148,690
2,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018, 5.000%, 3/01/37	3/26 at 100.00	AA-	2,382,240
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,610,160
2,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31	3/26 at 100.00	AA+	2,283,560
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,380,540
1,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36	3/26 at 100.00	AA	1,203,360
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,128,830
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,127,730
	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
650	4.000%, 3/01/31	3/27 at 100.00	AA	753,006
705	4.000%, 3/01/33	3/27 at 100.00	AA	812,075
550	4.000%, 3/01/35	3/27 at 100.00	AA	630,223
600	4.000%, 3/01/37	3/27 at 100.00	AA	683,964
	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019:
1,500	4.000%, 3/01/34	3/27 at 100.00	AA+	1,725,840
905	4.000%, 3/01/35	3/27 at 100.00	AA+	1,036,325
71,760	Total Tax Obligation/General			81,980,132
	Tax Obligation/Limited – 16.9%
	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019:
375	3.000%, 1/15/31 – AGM Insured	1/24 at 100.00	AA	388,421
200	3.000%, 1/15/33 – AGM Insured	1/24 at 100.00	AA	205,124
1,015	5.000%, 1/15/44 – AGM Insured	1/24 at 100.00	AA	1,147,183
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	5,472,053
2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	2,064,080
1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,005,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
$340	4.000%, 4/01/38	4/28 at 100.00	A+	$381,861
2,515	5.000%, 4/01/43	4/28 at 100.00	A+	3,036,058
900	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	1,003,167
2,000	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	2,098,360
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	394,645
	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
1,000	4.000%, 3/01/29	3/27 at 100.00	AA+	1,177,900
1,075	4.000%, 3/01/30	3/27 at 100.00	AA+	1,257,943
450	4.000%, 3/01/36	3/27 at 100.00	AA+	514,341
375	4.000%, 3/01/37	3/27 at 100.00	AA+	427,478
500	4.000%, 3/01/38	3/27 at 100.00	AA+	568,520
315	Florissant Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Florissant - Cross Keys Redevelopment Project, Refunding Series 2003, 5.625%, 5/01/24	9/19 at 100.00	N/R	315,435
510	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	514,595
1,105	Franklin County, Missouri, Certificates of Participation, Series 2019A, 3.000%, 11/01/30	11/26 at 100.00	A+	1,166,107
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (5)	9/19 at 100.00	N/R	1,145,800
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	557,756
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,938,300
150	Gravois Bluffs Transportation Development District, Fenton, Missouri, Transportation Sales Revenue Bonds, Series 2007, 4.750%, 5/01/32	9/19 at 100.00	BBB	150,164
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	4,028,290
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,697,529
750	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 4.000%, 9/01/33	9/28 at 100.00	Aa3	874,418
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	3/21 at 100.00	N/R	1,002,380
	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,470	5.750%, 3/01/23 – SYNCORA GTY Insured	No Opt. Call	BBB-	1,640,785
1,560	5.750%, 3/01/24 – SYNCORA GTY Insured	No Opt. Call	BBB-	1,785,560
1,745	5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB-	2,072,990

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Howard Bend Levee District, St Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
$1,000	4.875%, 3/01/33	3/23 at 100.00	BB+	$1,039,820
1,300	5.000%, 3/01/38	3/23 at 100.00	BB+	1,349,699
925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	989,019
1,225	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	1,288,075
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,261,176
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,719,460
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,980,842
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,115,979
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360	4.000%, 10/01/30	10/27 at 100.00	AA-	416,171
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	3,099,275
235	3.625%, 10/01/32	10/27 at 100.00	AA-	260,765
342	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	9/19 at 100.00	N/R	337,489
921	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	9/19 at 100.00	N/R	161,172
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
1,200	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	1,334,712
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	109,466
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,224,779
785	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	808,691
1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Saint Joseph Sewerage System Improvement Project, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,026,470
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,046,690
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,131,260
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,060,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,605	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitt's Point Project, Series 2006, 5.000%, 5/01/23	9/19 at 100.00	N/R	$2,583,405
570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	601,595
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,500	4.329%, 7/01/40	7/28 at 100.00	N/R	2,546,875
18	4.536%, 7/01/53	7/28 at 100.00	N/R	18,292
250	4.784%, 7/01/58	7/28 at 100.00	N/R	257,188
	Pulaski County, Missouri, Certificates of Participation, Series 2019:
880	4.000%, 12/01/32	12/27 at 100.00	A-	997,762
915	4.000%, 12/01/33	12/27 at 100.00	A-	1,034,938
540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	568,199
1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	9/19 at 100.00	BBB	1,001,380
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,231,961
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	258,693
885	Saint Louis County Industrial Development Authority, Missouri, Transportation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A	3/22 at 100.00	N/R	889,381
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,992,825
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	876,830
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	853,800
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	831,350
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	810,920
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	563,747
345	4.000%, 4/01/30	4/25 at 100.00	A	383,757
565	4.000%, 4/01/32	4/25 at 100.00	A	621,460
585	4.000%, 4/01/33	4/25 at 100.00	A	642,389
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,934,178
1,630	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa2	1,998,347
4,300	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	4,774,247

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$270	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	$296,519
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,415,877
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,818,796
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	637,494
94,086	Total Tax Obligation/Limited			100,236,398
	Transportation – 3.7%
665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	772,311
1,520	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/39 (AMT)	3/29 at 100.00	A	1,892,734
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
4,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A	4,898,840
3,000	5.000%, 3/01/49 – AGM Insured (AMT)	3/29 at 100.00	AA	3,687,630
2,150	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A	2,601,221
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/22 at 100.00	A	3,818,535
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2017D:
1,420	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	1,732,357
1,000	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	1,216,670
1,000	5.000%, 7/01/36 – AGM Insured (AMT)	7/27 at 100.00	AA	1,212,850
18,255	Total Transportation			21,833,148
	U.S. Guaranteed – 4.0% (6)
1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,421,567
1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	1,635,270
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	N/R	1,748,592
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R	2,280,728

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
$1,500	5.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	$1,542,960
3,040	5.000%, 6/01/34 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	3,127,066
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1	2,545,344
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
2,200	5.000%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	2,312,222
2,000	5.000%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	2,102,020
850	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	945,438
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25 (Pre-refunded 4/01/21)	4/21 at 100.00	AA+	2,614,475
1,360	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	12/19 at 100.00	N/R	1,433,970
23,030	Total U.S. Guaranteed			23,709,652
	Utilities – 5.6%
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	465,983
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,029,670
1,845	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,875,553
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,779,853
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	2,005,544
2,500	5.000%, 1/01/33	1/24 at 100.00	A2	2,853,000
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,323,135
650	5.000%, 12/01/37	6/25 at 100.00	A2	761,365
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,373,719
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,690,018
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,785,375

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Prairie State Power Project, Refunding Series 2016A:
$570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	$646,232
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,707,028
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	276,894
1,500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2017, 4.000%, 12/01/32	12/27 at 100.00	A2	1,737,450
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018:
1,330	5.000%, 12/01/37	6/27 at 100.00	A2	1,623,198
1,140	5.000%, 12/01/38	6/27 at 100.00	A2	1,387,380
1,500	5.000%, 12/01/43	6/27 at 100.00	A2	1,803,885
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA+	2,263,000
29,135	Total Utilities			33,388,282
	Water and Sewer – 8.4%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	A-	708,264
720	4.000%, 1/01/42	1/25 at 100.00	A-	768,269
1,430	5.000%, 1/01/47	1/25 at 100.00	A-	1,610,866
725	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A, 3.375%, 1/01/26	1/20 at 100.00	A+	729,466
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,185,550
1,670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	1,941,074
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
500	4.000%, 1/01/35	1/28 at 100.00	AA	579,020
1,865	4.000%, 1/01/37	1/28 at 100.00	AA	2,146,093
1,000	4.000%, 1/01/38	1/28 at 100.00	AA	1,147,360
3,105	4.000%, 1/01/42	1/28 at 100.00	AA	3,530,137
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,481,550
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A+	1,276,872
1,775	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	2,120,149
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A:
1,000	5.000%, 5/01/42	5/27 at 100.00	AAA	1,224,800
2,000	5.000%, 5/01/47	5/27 at 100.00	AAA	2,432,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$4,665	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	$5,096,606
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,331,340
250	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	9/19 at 100.00	Aaa	250,722
45	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	9/19 at 100.00	Aaa	45,120
85	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	9/19 at 100.00	Aaa	85,286
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	9/19 at 100.00	N/R	2,072,049
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/39	12/25 at 100.00	AA+	275,387
2,295	4.000%, 12/01/41	12/25 at 100.00	AA+	2,517,844
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA+	321,329
1,465	5.000%, 12/01/32	12/25 at 100.00	AA+	1,758,352
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	1,567,665
4,240	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	4,670,572
44,810	Total Water and Sewer			49,874,302
$527,369	Total Long-Term Investments (cost $542,615,814)			583,117,142

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MUNICIPAL BONDS – 0.2%
	Education and Civic Organizations – 0.2%
$1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 1996C, 1.350%, 9/01/30 (Mandatory Put 10/21/19) (7)	10/19 at 100.00	VMIG1	$1,000,000
$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $543,615,814) – 98.7%			584,117,142
	Other Assets Less Liabilities – 1.3%			7,521,941
	Net Assets – 100%			$591,639,083

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$583,117,142	$ —	$583,117,142
Short-Term Investments:
Municipal Bonds	—	1,000,000	—	1,000,000
Total	$ —	$584,117,142	$ —	$584,117,142

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.7%
	MUNICIPAL BONDS – 99.7%
	Consumer Staples – 2.8%
$18,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	9/19 at 100.00	B-	$18,406,758
	Education and Civic Organizations – 9.3%
2,065	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/34	12/25 at 100.00	A+	2,450,660
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,559,079
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,142,273
2,000	Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%, 5/01/21	No Opt. Call	Aa3	2,130,200
	Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland Community College, Refunding Series 2019:
2,770	5.000%, 10/01/32 (WI/DD, Settling 9/03/19)	10/29 at 100.00	Aa2	3,551,279
2,055	4.000%, 10/01/34 (WI/DD, Settling 9/03/19)	10/29 at 100.00	Aa2	2,396,664
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,884,888
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,069,262
2,915	5.000%, 9/01/41	9/26 at 100.00	AA	3,499,020
1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,058,229
340	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA-	350,271
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
2,100	5.000%, 11/01/42	5/27 at 100.00	AA	2,566,725
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,849,470
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,246,841
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,089,330
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 13.318%, 12/01/43, 144A (IF) (4)	12/22 at 100.00	A+	1,715,300
500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A-	509,750

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A	$2,898,475
1,505	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	1,814,383
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,690,781
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,855,000
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,100,670
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	1,357,675
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,428,838
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,074,280
3,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,579,330
2,000	Wright State University, Ohio, General Receipts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	2,114,260
52,030	Total Education and Civic Organizations			60,982,933
	Health Care – 10.4%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/42	2/28 at 100.00	AA-	3,008,000
850	Butler County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	4/21 at 100.00	A+	901,119
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,600	5.000%, 12/01/37	12/27 at 100.00	A-	3,165,318
1,110	5.000%, 12/01/47	12/27 at 100.00	A-	1,325,007
5,000	Cleveland Clinic Health System Obligated Group, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,672,900
	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,600	5.000%, 6/15/43	6/23 at 100.00	Baa3	1,692,560
495	5.250%, 6/15/43	6/23 at 100.00	Baa3	530,175
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	11,008,331
2,255	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,719,868
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,107,180
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	9/19 at 100.00	A-	120,392

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,230	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/39	8/28 at 100.00	A+	$2,715,270
930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	989,353
1,920	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	A+	1,973,011
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/44	2/23 at 100.00	BB+	2,158,040
3,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,229,800
2,480	Ohio Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,540,165
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
1,155	5.000%, 1/01/30	1/28 at 100.00	AA	1,473,399
2,755	5.000%, 1/01/33	1/28 at 100.00	AA	3,465,983
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,465	5.000%, 1/15/28	1/23 at 100.00	A	1,629,021
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,872,373
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A3	1,921,493
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,815	5.000%, 12/01/37	12/22 at 100.00	Ba2	4,055,955
5,595	5.000%, 12/01/42	12/22 at 100.00	Ba2	5,917,888
61,195	Total Health Care			68,192,601
	Housing/Multifamily – 0.9%
720	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (AMT)	9/19 at 100.00	N/R	719,964
2,115	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	9/19 at 100.00	Aa1	2,118,892
2,920	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	9/19 at 101.00	Aa1	2,934,541
5,755	Total Housing/Multifamily			5,773,397
	Industrials – 0.7%
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc Project, Series 2009-5:
1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	1,468,910
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,660,726

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	$1,765,328
4,700	Total Industrials			4,894,964
	Long-Term Care – 0.7%
1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	1,557,284
3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	3,157,924
4,585	Total Long-Term Care			4,715,208
	Tax Obligation/General – 19.6%
3,150	Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Series 2017, 5.000%, 12/01/41	12/27 at 100.00	Aa2	3,848,733
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	859,429
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	Aa2	540,462
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	497,694
2,155	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2015A, 5.250%, 12/01/33	6/25 at 100.00	AA	2,604,748
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	857,830
3,110	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33	6/26 at 100.00	AA	3,794,635
5,530	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2017-1, 5.000%, 4/01/29	10/27 at 100.00	AAA	7,114,345
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	6,111,200
5,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	6,595,000
5,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019, 4.000%, 12/01/44	12/28 at 100.00	AAA	5,694,300
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,162,870
450	5.000%, 12/01/24	No Opt. Call	Aaa	539,537
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	6,982,680
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,150,909
2,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018, 5.000%, 12/01/48	6/28 at 100.00	Aa2	2,460,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	$1,166,500
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	410,995
850	0.000%, 12/01/30	No Opt. Call	Aa2	677,527
	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019:
1,980	4.000%, 12/01/51	6/29 at 100.00	AA+	2,235,380
1,150	5.000%, 12/01/53	6/29 at 100.00	AA+	1,428,680
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38	1/22 at 100.00	AA	1,089,110
2,595	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017, 4.000%, 12/01/46	12/26 at 100.00	AA+	2,873,054
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	No Opt. Call	Aa1	946,332
755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	762,256
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	2,024,287
115	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	118,715
1,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 5.000%, 11/01/43	11/25 at 100.00	AA	1,175,260
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	961,380
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	941,650
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	1,309,760
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A1	1,335,865
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	299,230
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,749,824
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40	12/23 at 100.00	Aa2	1,861,949
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	898,656
	Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500	5.000%, 9/15/27	No Opt. Call	AA+	5,809,590
5,000	5.000%, 9/01/30	No Opt. Call	AA+	6,840,050

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	$2,344,980
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,206,300
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,597,325
3,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2016A, 5.000%, 12/15/24	No Opt. Call	AA+	3,601,200
1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,018,150
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,211,150
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,259,619
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
610	5.000%, 12/01/33	12/22 at 100.00	AA-	674,251
1,305	5.000%, 12/01/42	12/22 at 100.00	AA-	1,433,347
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa3	1,874,194
2,380	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	2,595,128
4,000	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/48 (WI/DD, Settling 9/17/19)	12/29 at 100.00	AA	4,590,280
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	3,769,260
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,226,550
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46	12/25 at 100.00	A1	5,753,139
109,485	Total Tax Obligation/General			128,885,535
	Tax Obligation/Limited – 24.1%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
345	5.000%, 12/01/21	9/19 at 100.00	N/R	347,646
950	5.000%, 12/01/25	9/19 at 100.00	N/R	956,118
1,165	5.000%, 12/01/30	9/19 at 100.00	N/R	1,171,536
1,890	5.000%, 12/01/35	9/19 at 100.00	N/R	1,899,639
2,245	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA+	2,523,941

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
$1,250	5.000%, 10/01/31	4/28 at 100.00	AA	$1,586,612
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,261,430
	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,458,912
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA	1,712,971
	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	503,065
685	5.000%, 12/01/32	12/19 at 100.00	BBB	689,172
555	5.000%, 12/01/36	12/19 at 100.00	BBB	557,964
	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	AA	2,845,066
3,250	5.000%, 12/01/27	12/20 at 100.00	AA	3,400,345
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,196,620
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,141,755
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,872,519
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,632,901
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,241,545
1,700	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	1,715,708
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,507,479
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	12,208,652
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AAA	1,266,800
16,500	5.000%, 6/01/43	6/28 at 100.00	AAA	20,623,350
5,695	5.000%, 6/01/48	6/28 at 100.00	AAA	7,071,823
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AA+	2,063,265
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AA+	1,270,657
1,105	5.000%, 12/01/33	12/25 at 100.00	AA+	1,333,249
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,776,702

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
$500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	$446,075
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,784,540
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,490,247
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,337,517
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	5,805,000
26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA	29,536,875
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	377,028
855	0.000%, 9/01/28	No Opt. Call	Aa2	723,869
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,224,113
1,090	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,157,722
1,250	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	AA	1,556,550
2,245	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31	No Opt. Call	AA	3,067,321
1,200	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	AA	1,523,460
1,360	Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39 (AMT)	5/27 at 100.00	AA+	1,611,410
2,095	Pickaway County, Ohio, Sales Tax Special Obligation Bonds, Series 2018, 5.000%, 12/01/44	12/28 at 100.00	AA	2,570,963
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,248,660
500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	552,970
8,430	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	9,023,978
350	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	9/19 at 100.00	N/R	350,858
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,572,970
800	5.000%, 12/01/24	12/22 at 100.00	AA+	898,568

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
$1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	$1,225,400
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,221,560
2,955	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019, 4.000%, 12/01/44	12/24 at 100.00	Aa2	3,195,330
139,610	Total Tax Obligation/Limited			158,340,426
	Transportation – 8.5%
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29	1/22 at 100.00	A	7,555,310
1,000	5.000%, 1/01/30	1/22 at 100.00	A	1,077,900
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	3,720,411
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	4,054,645
3,500	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	4,026,610
7,725	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A-	8,651,459
11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	Aa2	12,619,970
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
2,450	5.250%, 2/15/39	2/23 at 100.00	Aa3	2,747,896
9,000	5.000%, 2/15/48	2/23 at 100.00	Aa3	9,891,900
1,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2017A, 5.000%, 2/15/30	2/27 at 100.00	Aa2	1,252,200
49,625	Total Transportation			55,598,301
	U.S. Guaranteed – 6.7% (5)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
250	5.000%, 6/01/38 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	257,065
3,050	5.250%, 6/01/38 (Pre-refunded 6/01/20)	6/20 at 100.00	AA-	3,141,805
500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC - Bowling Green State University Project, Series 2010, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	517,270
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22 (Pre-refunded 11/01/20)	11/20 at 100.00	A	788,670
1,380	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	1,451,153
2,760	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A	2,902,306
300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2010, 5.250%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	Aa2	309,369

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
$990	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	$1,146,440
1,150	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,331,723
1,205	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,395,414
755	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	872,674
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,637,160
775	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	845,866
1,000	5.000%, 1/01/27 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,091,440
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2009:
3,000	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2	3,018,120
3,000	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2	3,019,290
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	511,548
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa1	3,582,889
2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32 (Pre-refunded 12/01/19)	12/19 at 100.00	A+	2,033,820
530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	A1	535,655
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	9,724,255
	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25 (Pre-refunded 12/01/19)	12/19 at 100.00	Aaa	1,418,291
1,475	5.000%, 12/01/26 (Pre-refunded 12/01/19)	12/19 at 100.00	Aaa	1,488,954
735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1	773,345
40,735	Total U.S. Guaranteed			43,794,522
	Utilities – 5.4%
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,698,450
6,500	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,626,125
1,665	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,032,299
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,406,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
$4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	$3,215,379
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A-	4,297,650
1,315	Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series 2018, 5.000%, 11/15/37 – AGM Insured	5/28 at 100.00	AA	1,617,831
1,100	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	1/25 at 100.68	Aa2	1,297,538
2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A2	2,826,572
820	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	716,475
10,025	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	8,759,344
39,965	Total Utilities			35,493,883
	Water and Sewer – 10.6%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	9/19 at 100.00	AA	1,393,753
1,730	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa2	1,915,560
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41	12/26 at 100.00	AAA	5,262,165
3,775	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa2	3,914,864
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,763,979
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/30	6/26 at 100.00	AA+	6,189,900
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,284,815
450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	465,318
1,745	Lebanon, Ohio, Water System Revenue Bonds, Improvement & Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,883,396
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,110,930
5,570	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 11/15/33	5/28 at 100.00	AA+	7,114,004
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 14.263%, 3/01/21, 144A (IF) (4)	No Opt. Call	AA+	4,925,437
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016:
2,975	5.000%, 6/01/29	12/26 at 100.00	AAA	3,754,867
1,900	5.000%, 12/01/36	12/26 at 100.00	AAA	2,344,448
3,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	3,389,049

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2015A, 5.000%, 6/01/26	No Opt. Call	AAA	$6,251,950
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,303,950
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,270,697
57,090	Total Water and Sewer			69,539,082
$583,090	Total Long-Term Investments (cost $607,309,761)			654,617,610
	Other Assets Less Liabilities – 0.3%			1,890,086
	Net Assets – 100%			$656,507,696
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$654,617,610	$ —	$654,617,610

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 96.3%
	Consumer Discretionary – 0.2%
$105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BBB-	$121,468
250	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	9/19 at 100.00	B1	253,388
355	Total Consumer Discretionary			374,856
	Consumer Staples – 1.5%
685	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/19 at 100.00	N/R	685,020
500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	9/19 at 100.00	B+	500,115
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	330,586
160	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	179,210
1,060	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,051,414
2,720	Total Consumer Staples			2,746,345
	Education and Civic Organizations – 4.5%
	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
1,000	5.000%, 10/01/25	10/19 at 100.00	AAA	1,002,970
300	5.000%, 10/01/28	10/19 at 100.00	AAA	300,861
1,000	5.000%, 10/01/34	10/19 at 100.00	AAA	1,002,830
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB-	1,132,530
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,375,179
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	9/19 at 100.00	BBB	1,014,930
1,965	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	2,127,604
7,565	Total Education and Civic Organizations			7,956,904
	Health Care – 15.8%
440	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	531,287

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 9.889%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	$289,980
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C:
4,000	5.000%, 2/15/47	2/27 at 100.00	A-	4,618,880
8,565	5.000%, 2/15/47 (UB) (4)	2/27 at 100.00	A-	9,890,177
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc, Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA-	1,009,930
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	AA-	1,156,330
810	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34	8/23 at 100.00	BBB-	887,152
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
2,000	4.000%, 12/01/44	12/29 at 100.00	A+	2,242,340
3,100	4.000%, 12/01/49	12/29 at 100.00	A+	3,461,398
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	286,908
2,000	4.000%, 12/01/35	6/24 at 100.00	A+	2,170,500
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,134,550
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	BBB-	578,720
24,915	Total Health Care			28,258,152
	Housing/Multifamily – 11.0%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,096,480
2,750	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	2,894,513
1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	9/19 at 100.00	A+	1,455,514
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds, Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,162,920
780	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (AMT)	9/19 at 100.00	AA	781,349
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,277,235

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A:
$1,000	4.000%, 11/01/47	11/26 at 100.00	AA	$1,084,480
2,000	4.150%, 5/01/55	11/26 at 100.00	AA	2,169,400
2,230	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017B, 3.900%, 11/01/42	11/26 at 100.00	AA	2,398,387
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A:
145	3.700%, 11/01/33	11/27 at 100.00	AA	158,611
2,000	4.300%, 11/01/53 (UB) (4)	11/27 at 100.00	AA	2,208,340
18,410	Total Housing/Multifamily			19,687,229
	Industrials – 1.0%
725	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	759,655
100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	109,688
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	451,147
465	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	9/19 at 105.00	B+	488,776
1,710	Total Industrials			1,809,266
	Long-Term Care – 7.8%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc, Series 2011, 6.650%, 9/01/43	9/19 at 100.00	N/R	1,001,410
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A, 4.450%, 3/01/30	3/20 at 101.00	N/R	503,800
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019, 5.000%, 8/01/49	8/26 at 103.00	N/R	2,043,820
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,160,200
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	2,153,140
1,750	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,969,292
185	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB-	194,106
1,650	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,810,595
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,138,300
13,085	Total Long-Term Care			13,974,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Materials – 0.9%
$1,385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	$1,539,843
	Tax Obligation/General – 4.4%
525	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/23 – AGC Insured	9/19 at 100.00	AA	537,469
485	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2007A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa2	495,985
1,325	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured	7/21 at 100.00	AA	1,391,793
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C:
675	5.250%, 7/01/27 – AGM Insured	9/19 at 100.00	AA	692,037
425	5.750%, 7/01/37 – AGM Insured	9/19 at 100.00	AA	438,464
3,395	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	3,573,068
770	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	9/19 at 100.00	Baa2	786,963
7,600	Total Tax Obligation/General			7,915,779
	Tax Obligation/Limited – 33.0%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,790	4.000%, 6/01/36	6/29 at 100.00	AA	2,089,986
3,500	3.000%, 6/01/44	6/29 at 100.00	AA	3,609,585
10,000	0.000%, 6/01/49	6/29 at 47.10	AA	3,509,700
650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	9/19 at 100.00	N/R	650,689
	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,340	3.550%, 6/01/34	6/25 at 100.00	A3	1,431,026
1,530	3.600%, 6/01/35	6/25 at 100.00	A3	1,636,213
500	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012, 2.750%, 9/01/22	9/20 at 100.00	A1	507,680
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,131,010
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,120,380
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	BB	1,057,410
875	5.250%, 1/01/36	1/22 at 100.00	BB	928,296
440	5.125%, 1/01/42	1/22 at 100.00	BB	463,043
845	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BB	972,519

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB	$876,880
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,373,925
130	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB	137,088
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (AMT)	9/19 at 100.00	A2	676,769
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2017:
1,000	4.000%, 8/01/20	No Opt. Call	A+	1,025,210
2,245	4.000%, 8/01/21	No Opt. Call	A+	2,364,524
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	976,616
500	5.000%, 11/15/31	11/26 at 100.00	A+	607,630
550	5.000%, 11/15/32	11/26 at 100.00	A+	665,693
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
95	4.000%, 11/15/21	No Opt. Call	A+	100,574
145	5.000%, 11/15/22	No Opt. Call	A+	161,946
630	5.000%, 11/15/28	11/26 at 100.00	A+	776,330
500	5.000%, 11/15/34	11/26 at 100.00	A+	601,550
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,201,660
500	5.000%, 11/15/36	11/26 at 100.00	A+	599,775
1,000	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Refunding Series 2013, 4.100%, 12/01/27	12/23 at 100.00	A2	1,108,690
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	9/19 at 100.00	C	504,390
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
535	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	579,694
435	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	471,236
500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	9/19 at 100.00	AA	512,275
1,025	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007N, 5.000%, 7/01/32 – RAAI Insured	9/19 at 100.00	AA	1,045,756
	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
1,220	5.500%, 12/15/20 – NPFG Insured	No Opt. Call	AA-	1,289,503
3,085	5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA-	3,846,717

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
$25	5.000%, 10/01/19 – NPFG Insured	9/19 at 100.00	Baa2	$25,080
120	5.000%, 10/01/25 – NPFG Insured	9/19 at 100.00	Baa2	120,913
125	5.000%, 10/01/28 – FGIC Insured	9/19 at 100.00	Baa2	125,956
1,550	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,698,722
	Wisconsin Center District, Appropriation Revenue Bonds, Milwaukee Arena Project, Series 2016:
1,000	5.000%, 12/15/30	6/26 at 100.00	Aa3	1,219,750
500	5.000%, 12/15/31	6/26 at 100.00	Aa3	606,995
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	2,055,160
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
3,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	4,421,158
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	1,056,969
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	A3	853,311
2,170	5.000%, 12/15/28	12/22 at 100.00	A3	2,425,604
500	5.000%, 12/15/29	12/22 at 100.00	A3	558,085
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,724,988
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,497,455
63,395	Total Tax Obligation/Limited			59,002,114
	Transportation – 2.2%
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	BBB+	1,169,130
1,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,076,620
255	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	269,374
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,070,390
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	389,712
3,610	Total Transportation			3,975,226
	U.S. Guaranteed – 2.4% (5)
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,037,640
665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc, Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R	738,569

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc, Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R	$1,076,020
1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R	1,501,430
10	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R	12,136
4,025	Total U.S. Guaranteed			4,365,795
	Utilities – 9.3%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (6)	No Opt. Call	N/R	869,381
1,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/40	10/27 at 100.00	BBB	1,156,990
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,535	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,698,002
125	5.000%, 10/01/34	10/22 at 100.00	BBB	134,595
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	751,425
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	873,750
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (6)	No Opt. Call	N/R	231,544
575	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/30 – AGM Insured	9/19 at 100.00	AA	587,403
580	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	614,945
790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	9/19 at 100.00	AA	809,315
305	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/24 – AGM Insured	9/19 at 100.00	AA	312,515
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
675	5.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	719,415
130	5.250%, 7/01/26 – NPFG Insured	No Opt. Call	Baa2	140,184
2,760	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,058,991
185	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	207,070
1,485	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	1,609,057
250	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	270,245
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	9/19 at 100.00	Caa2	1,146,000
1,250	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	A1	1,497,575
15,965	Total Utilities			16,688,402

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 2.3%
$1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	$1,108,080
2,575	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	2,929,449
3,575	Total Water and Sewer			4,037,529
$168,315	Total Long-Term Investments (cost $163,159,285)			172,332,103

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.3%
	MUNICIPAL BONDS – 2.3%
	Housing/Multifamily – 0.4%
$835	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Variable Rate Demand Obligations, Series 2008A, 1.350%, 4/01/46 (Mandatory Put 10/24/19)	10/19 at 100.00	VMIG1	$835,000
	Tax Obligation/Limited – 1.9%
3,400	Appleton City Redevelopment Authority, Wisconsin, Hotel and Motel Tax Revenue Bonds, Fox Cities Performing Arts Center, Variable Rate Demand Obligations, Adjustable Rate Demand Series 2001B, 1.390%, 6/01/36 (Mandatory Put 10/23/19)	10/19 at 100.00	VMIG1	3,400,000
$4,235	Total Short-Term Investments (cost $4,235,000)			4,235,000
	Total Investments (cost $167,394,285) – 98.6%			176,567,103
	Floating Rate Obligations – (4.5)%			(8,020,000)
	Other Assets Less Liabilities – 5.9%			10,445,196
	Net Assets – 100%			$178,992,299
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2019
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$172,332,103	$ —	$172,332,103
Short-Term Investments:
Municipal Bonds	—	4,235,000	—	4,235,000
Total	$ —	$176,567,103	$ —	$176,567,103

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.